Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	2,922,559	2,922,559
Ordinary shares, shares outstanding	2,922,559	2,922,559
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	1,488,000	1,488,000
Ordinary shares, shares outstanding	1,488,000	1,488,000